Critical accounting estimates and judgments - Summary of Allocated Goodwill to CGUs in Brazil (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016
Disclosure of information for cash-generating units [line items]
Goodwill	$ 12,412		$ 13,405
Total assets allocated to CGUs tested	1,607,201		1,455,766
Sugar, Ethanol and Energy | AVI
Disclosure of information for cash-generating units [line items]
Goodwill		$ 5,012		$ 4,892
Sugar, Ethanol and Energy | UMA
Disclosure of information for cash-generating units [line items]
Goodwill		2,622		2,564
Brazil
Disclosure of information for cash-generating units [line items]
Goodwill	$ 7,317		$ 7,425
Brazil | Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill		7,634		7,456
Closing net book value of PPE items and other assets allocated to CGUs tested		719,558		689,857
Total assets allocated to CGUs tested		$ 727,192		$ 697,313